Document And Entity Information	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	BENCHMARK ELECTRONICS, INC.
Entity Central Index Key	0000863436
Entity Emerging Growth Company	false
Securities Act File Number	001-10560
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-2211011
Entity Address, Address Line One	56 South Rockford Drive
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	(623)
Local Phone Number	300-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	BHE
Security Exchange Name	NYSE
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed on January 9th, 2023, Benchmark Electronics, Inc. announced the appointment of Douglas Britt as an independent director to the Board of Directors of the Company effective immediately. This Form 8-K/A amends the Current Report on Form 8-K referred to above to announce that Douglas Britt will serve as a member of the Audit Committee.